Deposits	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Deposits

Security deposits have been made to the lessors of the office building and the aircraft. The aircraft deposit is held in United States Dollars.

	For the year ended
	December 31,	December 31,
	2019	2018
Building	$43,309	$43,310
Aircraft	492,245	517,031
	535,554	560,341